INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Credit)
The components of income tax expense are as follows:

(in thousands of $)	2018	2017	2016
Current tax expense	15,737	9,825	9,486
Deferred tax expense	1,728	7,171	7,372
Total income tax expense	17,465	16,996	16,858

Schedule of Effective Income Tax Rate Reconciliation
The income taxes for the years ended December 31, 2018, 2017 and 2016 differed from the amounts computed by applying the Marshall Islands statutory income tax rate of 0% as follows:

(In thousands of $)	2018	2017	2016
Effect of taxable income in various countries	16,342	16,311	16,725
Effect of change on uncertain tax positions relating to prior year	1,329	685	133
Effect of recognition of deferred tax asset and liabilities	(206)	—	—
Total tax expense	17,465	16,996	16,858

Schedule of Deferred Tax Assets and Liabilities
Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes.

(in thousands of $)	2018	2017
At January 1
Deferred tax assets	250	5,620
Deferred tax liabilities	(5,545)	(3,744)
	(5,295)	1,876
Recognized in the year
Adjustment in respect of prior year	331	(836)
Utilization of tax losses	(271)	(4,534)
Recognition of deferred tax liability on fixed asset temporary differences	(1,788)	(1,801)
	(1,728)	(7,171)
At December 31
Deferred tax assets	103	250
Deferred tax liabilities	(7,126)	(5,545)
	(7,023)	(5,295)